Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1	Total	Tier 1
(Millions, except percentages)	capital	capital	capital ratio	capital ratio	leverage ratio
December 31, 2013:
American Express Company	$16,174	$18,585	12.5%	14.4%	10.9%
American Express Centurion Bank	6,366	6,765	19.9	21.2	19.0
American Express Bank, FSB	6,744	7,662	15.6	17.7	17.5	(a)
December 31, 2012:
American Express Company	$14,920	$17,349	11.9%	13.8%	10.2%
American Express Centurion Bank	5,814	6,227	17.6	18.9	17.0
American Express Bank, FSB	6,649	7,556	16.5	18.7	17.5	(a)

Well-capitalized ratios(c)			6.0%	10.0%	5.0	% (b)
Minimum capital ratios(c)			4.0%	8.0%	4.0%

  FSB leverage ratio is calculated using ending total assets as prescribed by OCC regulations applicable to federal savings banks.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.